SUPPLEMENT Dated September 8, 2008
To The Prospectus Dated April 28, 2008 For

ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account EQ

This supplement is notice of reorganization of two of the investment portfolios that were at one time available under your variable annuity contract, effective September 8, 2008. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING REORGANIZATIONS

On March 27, 2008, the Board of Trustees of the ING Capital Guardian U.S. Equities Portfolio (Class S)
approved a proposal to reorganize the ING Capital Guardian U.S. Equities Portfolio (Class S) with and into the ING VP Growth and Income Portfolio (Class S), which was approved at a special meeting of shareholders on July 29, 2008. Please note that after the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving
Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Capital Guardian U.S. Equities Portfolio	ING VP Growth and Income Portfolio (Class S)
(Class S)

On March 27, 2008, the Board of Trustees of the ING Wells Fargo Disciplined Value Portfolio (Class S)
approved a proposal to reorganize the ING Wells Fargo Disciplined Value Portfolio (Class S) with and into the ING Pioneer Mid Cap Value Portfolio (Class S), which was approved at a special meeting of shareholders on July 29, 2008. Please note that after the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving
Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Wells Fargo Disciplined Value Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)

Unless you provide us with alternative allocation instructions, any future allocations directed to either of the Disappearing Portfolios after the date of the reorganization will be automatically allocated to the respective Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

EQ – 150760	1	09/08